Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 45,738,144	$ 6,417,767	¥ 51,457,258
Less: allowance for credit losses	(24,140,925)	(3,387,344)	(27,735,262)
Accounts receivable, net	¥ 21,597,219	$ 3,030,423	¥ 23,721,996